Financial instruments and risk management - Gains or Losses Associated with Ten Percent Strengthening of US Dollar (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about hedging instruments [Line Items]
Effect on net earnings	$ (61,000,000)	$ (38,000,000)	$ 263,000,000
Australian Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.78	0.72	0.73
Canada, Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.79	0.74	0.72
Euro Member Countries, Euro
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	1.20	1.05	1.09
Foreign exchange risk [member] | Australian Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.78	0.72
Effect on net earnings	$ 608,000,000	$ 369,000,000
Amount impacting underlying earnings	$ 47,000,000	$ 37,000,000
Foreign exchange risk [member] | Canada, Dollars [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	0.79	0.74
Effect on net earnings	$ (134,000,000)	$ (159,000,000)
Amount impacting underlying earnings	$ 3,000,000	$ 15,000,000
Foreign exchange risk [member] | Euro Member Countries, Euro
Disclosure of detailed information about hedging instruments [Line Items]
Closing exchange rate	1.20	1.05
Effect on net earnings	$ 165,000,000	$ 172,000,000
Amount impacting underlying earnings	$ (2,000,000)